Risk/Return Detail Data - VIPIndex500Portfolio-InitialServiceService2PRO	May 31, 2024 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund II
VIPIndex500Portfolio-InitialServiceService2PRO | VIP Index 500 Portfolio
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to theFidelity® Variable Insurance ProductsIndex 500 PortfolioInitial Class, Service Class, and Service Class 2April 29, 2024Prospectus
Operating Expenses Caption [Text]	Annual Operating Expenses
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
VIPIndex500Portfolio-InitialServiceService2PRO | VIP Index 500 Portfolio | VIP Index 500 Portfolio - Initial Class
Risk/Return:
Management fee	0.045%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.045%	[1]
Total annual operating expenses	0.09%
1 year	$ 9
3 years	29
5 years	51
10 years	$ 115
VIPIndex500Portfolio-InitialServiceService2PRO | VIP Index 500 Portfolio | VIP Index 500 Portfolio - Service Class
Risk/Return:
Management fee	0.045%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.045%	[1]
Total annual operating expenses	0.19%
1 year	$ 19
3 years	61
5 years	107
10 years	$ 243
VIPIndex500Portfolio-InitialServiceService2PRO | VIP Index 500 Portfolio | VIP Index 500 Portfolio - Service Class 2
Risk/Return:
Management fee	0.045%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.045%	[1]
Total annual operating expenses	0.34%
1 year	$ 35
3 years	109
5 years	191
10 years	$ 431

[1]	AAdjusted to reflect current fees.